CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	Private Placement [Member]	Common Stock [Member]	Common Stock [Member] Private Placement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2021	$ (2,120)		$ 173		$ 24,827		$ (27,120)
Balance (in Shares) at Dec. 31, 2021			1,725,000
Net Income (Loss)	(35,388)						(35,388)
Balance at Dec. 31, 2022	(37,508)		$ 173		24,827		(62,508)
Balance (in Shares) at Dec. 31, 2022			1,725,000
Sale of 430,000 Private Placement Units		$ 4,300,000		$ 43		$ 4,299,957
Sale of 430,000 Private Placement Units (in Shares)				430,000
Fair value of warrants and rights included in the Units sold in the Initial Public Offering and in the exercise of the over-allotment	1,236,527				1,236,527
Accretion of common stock to redemption value	(7,439,560)				(5,561,311)		(1,878,249)
Net Income (Loss)	110,305						110,305
Balance at Mar. 31, 2023	(1,830,236)		$ 216		0		(1,830,452)
Balance (in Shares) at Mar. 31, 2023			2,155,000
Balance at Dec. 31, 2022	(37,508)		$ 173		24,827		(62,508)
Balance (in Shares) at Dec. 31, 2022			1,725,000
Net Income (Loss)	489,952
Balance at Sep. 30, 2023	(2,454,940)		$ 216		0		(2,455,156)
Balance (in Shares) at Sep. 30, 2023			2,155,000
Balance at Dec. 31, 2022	(37,508)		$ 173		24,827		(62,508)
Balance (in Shares) at Dec. 31, 2022			1,725,000
Sale of 430,000 Private Placement Units		$ 4,300,000		$ 43		$ 4,299,957
Sale of 430,000 Private Placement Units (in Shares)				430,000
Fair value of warrants and rights included in the Units sold in the Initial Public Offering and in the exercise of the over-allotment	1,236,527				1,236,527
Accretion of common stock to redemption value	(9,449,634)				(5,561,311)		(3,888,323)
Excise tax payable attributable to redemption of common stock	(359,957)						(359,957)
Net Income (Loss)	403,780						403,780
Balance at Dec. 31, 2023	(3,906,792)		$ 216		0		(3,907,008)
Balance (in Shares) at Dec. 31, 2023			2,155,000
Balance at Mar. 31, 2023	(1,830,236)		$ 216		0		(1,830,452)
Balance (in Shares) at Mar. 31, 2023			2,155,000
Remeasurement of common stock subject to redemption	(565,737)				0		(565,737)
Net Income (Loss)	301,464						301,464
Balance at Jun. 30, 2023	(2,094,509)		$ 216		0		(2,094,725)
Balance (in Shares) at Jun. 30, 2023			2,155,000
Remeasurement of common stock subject to redemption	(438,614)						(438,614)
Net Income (Loss)	78,183						78,183
Balance at Sep. 30, 2023	(2,454,940)		$ 216		0		(2,455,156)
Balance (in Shares) at Sep. 30, 2023			2,155,000
Balance at Dec. 31, 2023	(3,906,792)		$ 216		0		(3,907,008)
Balance (in Shares) at Dec. 31, 2023			2,155,000
Accretion of common stock to redemption value	(340,351)						(340,351)
Net Income (Loss)	(60,430)						(60,430)
Balance at Mar. 31, 2024	(4,307,573)		$ 216		0		(4,307,789)
Balance (in Shares) at Mar. 31, 2024			2,155,000
Balance at Dec. 31, 2023	(3,906,792)		$ 216		0		(3,907,008)
Balance (in Shares) at Dec. 31, 2023			2,155,000
Net Income (Loss)	(388,686)
Balance at Sep. 30, 2024	(5,753,955)		$ 216		0		(5,754,171)
Balance (in Shares) at Sep. 30, 2024			2,155,000
Balance at Mar. 31, 2024	(4,307,573)		$ 216		0		(4,307,789)
Balance (in Shares) at Mar. 31, 2024			2,155,000
Accretion of common stock to redemption value	(328,249)				0		(328,249)
Excise tax payable attributable to redemption of common stock	(170,458)						(170,458)
Net Income (Loss)	(97,295)						(97,295)
Balance at Jun. 30, 2024	(4,903,575)		$ 216		0		(4,903,791)
Balance (in Shares) at Jun. 30, 2024			2,155,000
Accretion of common stock to redemption value	(619,419)						(619,419)
Net Income (Loss)	(230,961)						(230,961)
Balance at Sep. 30, 2024	$ (5,753,955)		$ 216		$ 0		$ (5,754,171)
Balance (in Shares) at Sep. 30, 2024			2,155,000